GEOGRAPHICAL INFORMATION (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
GEOGRAPHICAL INFORMATION
Oil and natural gas sales	1,352,472	1,153,334	1,158,589
Plant, property and equipment	2,441,354	2,337,795
Goodwill	609,975	599,716
Geographical component | Canada
GEOGRAPHICAL INFORMATION
Oil and natural gas sales	676,502	707,985
Plant, property and equipment	1,081,259	1,323,850
Goodwill	451,121	451,121
Geographical component | U.S.
GEOGRAPHICAL INFORMATION
Oil and natural gas sales	675,970	445,349
Plant, property and equipment	1,360,095	1,013,945
Goodwill	158,854	148,595